Financial Instruments and Financial Risk Management - Summary of Carrying Amount of Interest-bearing Financial Instruments Excluding Effects of Interest Rate Derivatives (Details) - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Carrying amount	$ 1,608,094	$ 872,544	$ 1,343,307
Fixed Rate Instruments
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Carrying amount	1,044,244	419,565
Variable Interest
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Carrying amount	$ 563,850	$ 452,979